Non-financial assets and liabilities (Details 2) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Short-term Employee Benefits	$ 15,726,816	$ 10,034,781
Employee Long-term Benefits	3,309,290	2,321,472
Employee long-term benefits
Statement [Line Items]
Short-term Employee Benefits	1,433,277	543,268
Vacation and Statutory Bonus
Statement [Line Items]
Short-term Employee Benefits	4,762,417	3,693,911
Contributions Payable
Statement [Line Items]
Short-term Employee Benefits	1,546,166	1,159,601
Bonus Accrual
Statement [Line Items]
Short-term Employee Benefits	7,770,959	4,302,165
Others
Statement [Line Items]
Short-term Employee Benefits	$ 213,997	$ 335,836